DIGITAL ASSETS - Narrative (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Crypto Asset, Activity [Line Items]
Blockchain rewards generated from proprietary staking activities	$ 6.2	$ 12.3	$ 30.0	$ 4.0	$ 7.5
Restricted By Lock-Up Schedules
Crypto Asset, Activity [Line Items]
Restricted crypto assets	$ 41.4		59.9	68.0
Restricted By Lock-Up Schedules | Maximum
Crypto Asset, Activity [Line Items]
Restriction duration	3 years
Restricted By Lock-Up Schedules | Minimum
Crypto Asset, Activity [Line Items]
Restriction duration	7 days
Crypto Assets Staked
Crypto Asset, Activity [Line Items]
Restricted crypto assets	$ 266.8		$ 371.7	$ 163.3
Restriction duration			11 days	11 days
Crypto Assets Staked | Maximum
Crypto Asset, Activity [Line Items]
Restriction duration			11 days
Crypto Assets Staked | Minimum
Crypto Asset, Activity [Line Items]
Restriction duration	7 days
Bitcoin
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued	40.00%		18.00%
Aave
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued	15.00%		10.00%